Securities Act Registration No. 333 -174926

Investment Company Act Registration No. 811 -22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 371 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 372 ☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

402.895.1600

(Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

Registrant’s Telephone Number, including Area Code

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Kevin Wolf Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Essential 40 Stock Fund, a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 371 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on December 12, 2017.

NORTHERN LIGHTS FUND TRUST II

By: ________________________

      Kevin Wolf*

      Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on December 12, 2017.

.

Brian Nielsen*	Trustee & Chairman	December 12, 2017
Anthony Lewis*	Trustee	December 12, 2017
Keith Rhoades*	Trustee	December 12, 2017
Randy Skalla*	Trustee	December 12, 2017
Thomas Sarkany*	Trustee	December 12, 2017
Kevin Wolf*	President and Principal Executive Officer	December 12, 2017
Erik Naviloff*	Treasurer and Principal Financial Officer	December 12, 2017

*By: /s/ Allyson Stewart

Allyson Stewart, Attorney-in-fact*

* Attorney-in-Fact – pursuant to power of attorney incorporated by reference to Post-Effective Amendment No.351 (filed May 17, 2017) to Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase